LOAN RECEIVABLES	12 Months Ended
Dec. 31, 2022
LOAN RECEIVABLES
LOAN RECEIVABLES

10.         LOAN RECEIVABLES

On May 21, 2018, the Group provided a loan of $574 to a third party supplier, and the interest rate was set at the commercial bank deposit rate. The maturity date of the loan was December 30, 2019. In 2019, the maturity date was extended to December 31, 2020. The Group recorded $574 credit loss for the year ended December 31, 2020. The third party supplier repaid $155 during year ended December 31, 2021 and the Group reversed allowance of such amount for the year ended December 31, 2021.

From July to December 2020, the Group provided interest-free loans of $536 in total to Beijing Rui Le Further Education Technology Co., Ltd (“Beijing Rui Le”), an investee of the Group. The maturity date was 6 months from the loan origination. The Group recorded the total amount of loan receivables as credit loss for the year ended December 31, 2020. During year ended December 31, 2021, the Group provided an interest-free loan of $168 to Beijing Rui Le and the Group recorded credit loss of such amount. During year ended December 31, 2022, the Group provided an interest-free loan of RMB204,600 (equivalent to $30) to Beijing Rui Le and the Group recorded credit loss of such amount.

10.         LOAN RECEIVABLES - continued

As part of the Divestiture (Note 3), Beijing Qijin entered into a loan agreement with Beijing RYB and Beiyao to reflect the net balance of historical inter-company lending and borrowing as of the date of the Divestiture. On April 30, 2022, the loan receivable balance from Beijing RYB and Beiyao was RMB 158.6 million (equivalent to $23,982) and should be paid in ten even installments starting from May 1, 2023. The interest rate for the loan is 4% per annum. As of December 31, 2022, affected by COVID-19 and deterioration of the business environment, as well as more restricted government regulation to monitor kindergarten business, the Group determined that Beijing RYB and Beiyao would not be able to repay the loan installments when they become due. The Group provided full allowance to the loan receivable after estimating its fair value using discounted cash flow method with assistance of a third-party valuer and recorded impairment loss of $23,347 for the year ended December 31, 2022.